CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES - Additional Information (Detail) - Melco Resorts and Entertainment (Philippines) [Member] ₱ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 PHP (₱) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 PHP (₱) shares	Dec. 31, 2023 USD ($) shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock purchased During Period, Shares | shares	0	11.816	11.816	10.111	10.111
Consideration of stock purchased		₱ 42,833	$ 743	₱ 36,651	$ 671
Decrease in additional paid-in capital resulting from stock purchased from noncontrolling interest | $			$ 592		$ 582